Lease Liabilities - Summary of Estimates of Undiscounted Flows (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Current lease liabilities	$ 26,886,119	$ 24,138,193
Non-current lease liabilities	267,718,931	243,924,027
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current lease liabilities	7,967,562	6,523,306
More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current lease liabilities	18,918,557	17,614,887
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current lease liabilities	11,336,538	9,531,493
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current lease liabilities	11,472,373	9,649,775
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current lease liabilities	11,756,679	9,580,693
Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current lease liabilities	12,160,063	10,015,453
More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current lease liabilities	$ 220,993,278	205,146,613
Chile [Member] | Future Undiscounted Debt Flow [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	2.43%
Chile [Member] | Future Undiscounted Debt Flow [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	4.81%
Chile [Member] | Future Undiscounted Debt Flow [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	3.98%
Chile [Member] | Future Undiscounted Debt Flow [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.24%
Chile [Member] | Future Undiscounted Debt Flow [Member] | Current Maturities
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	$ 30,174,050	30,385,154
Chile [Member] | Future Undiscounted Debt Flow [Member] | Current Maturities | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	320,249	883,287
Chile [Member] | Future Undiscounted Debt Flow [Member] | Current Maturities | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	1,442,823	285,363
Chile [Member] | Future Undiscounted Debt Flow [Member] | Current Maturities | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	28,410,978	29,116,785
Chile [Member] | Future Undiscounted Debt Flow [Member] | Current Maturities | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows		99,719
Chile [Member] | Future Undiscounted Debt Flow [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	8,614,439	7,296,576
Chile [Member] | Future Undiscounted Debt Flow [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	50,217	277,786
Chile [Member] | Future Undiscounted Debt Flow [Member] | Less than 90 Days [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	793,228	285,363
Chile [Member] | Future Undiscounted Debt Flow [Member] | Less than 90 Days [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	7,770,994	6,633,708
Chile [Member] | Future Undiscounted Debt Flow [Member] | Less than 90 Days [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows		99,719
Chile [Member] | Future Undiscounted Debt Flow [Member] | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	21,559,611	23,088,578
Chile [Member] | Future Undiscounted Debt Flow [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	270,032	605,501
Chile [Member] | Future Undiscounted Debt Flow [Member] | More than 90 Days [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	649,595
Chile [Member] | Future Undiscounted Debt Flow [Member] | More than 90 Days [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	20,639,984	22,483,077
Chile [Member] | Future Undiscounted Debt Flow [Member] | Non Current Maturities
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	524,344,209	531,852,471
Chile [Member] | Future Undiscounted Debt Flow [Member] | Non Current Maturities | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	8,211,589	1,767,375
Chile [Member] | Future Undiscounted Debt Flow [Member] | Non Current Maturities | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	6,990,794	3,141,713
Chile [Member] | Future Undiscounted Debt Flow [Member] | Non Current Maturities | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	509,141,826	526,924,558
Chile [Member] | Future Undiscounted Debt Flow [Member] | Non Current Maturities | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows		18,825
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	22,404,253	22,580,816
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	310,123	217,694
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	869,408	367,773
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	21,224,722	21,976,524
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows		18,825
Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	21,379,543	21,670,733
Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	337,921	204,865
Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	840,028	355,867
Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	20,201,594	21,110,001
Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	20,495,042	20,959,011
Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	332,436	196,689
Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	811,240	343,961
Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	19,351,366	20,418,361
Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	19,978,140	20,488,860
Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	326,716	188,670
Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	781,265	332,284
Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	18,870,159	19,967,906
Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	440,087,231	446,153,051
Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	6,904,393	959,457
Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	3,688,853	1,741,828
Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	$ 429,493,985	$ 443,451,766